Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 2,949,530	₩ 2,938,563
Acquisition	408,531	30,962
Impairment loss	(519)	(21,065)
Other	(18)	1,070
Ending balance	₩ 3,357,524	₩ 2,949,530